CALVERT SOCIAL INVESTMENT FUND

2050 M Street NW

Washington, DC 20036

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Social Investment Fund (the “Registrant”) (1933 Act File No. 002-75106) certifies (a) that the forms of prospectuses and statements of additional information for Calvert Balanced Fund, Calvert Bond Fund, Calvert Equity Fund, and Calvert Focused Value Fund, and the prospectus of Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Growth Allocation Fund each dated February 1, 2026 do not differ from those contained in Post-Effective Amendment No. 108 (“Amendment No. 108”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 108 was filed electronically with the  Securities and Exchange Commission (Accession No. 0001133228-26-000717) on January 27, 2026.

CALVERT SOCIAL INVESTMENT FUND

By:	/s/ Deidre E. Walsh
Deidre E. Walsh
Secretary

Date: February 5, 2026